Ordinary Shares	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Ordinary Shares

14.	ORDINARY SHARES
In 2018, 2019 and 2020, 10,122,318, 3,402,830 and 1,883,774 ordinary shares were issued in connection with the exercise of options and vesting of restricted share units previously granted to employees, executives and consultants under the Company’s share incentive plans (see Note 16), respectively.
On September 3, 2020, the Company’s Board of Directors authorized a share repurchase program (“2020 share repurchase program”) under which the Company may repurchase up to
 US$300 million of its shares over the next 12 months. The Company’s proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.
For the year ended December 31, 2020, the Company repurchased 7,181,576 Class A ordinary shares for US$49,019 (RMB330,207) on the open market, at a weighted average price of US$13.63 per ADS. The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.